UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22263

Exchange Traded Concepts Trust
(Exact name of Registrant as specified in charter)
________

2545 South Kelly Avenue
Suite C
Edmond, Oklahoma 73013
(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust
2545 South Kelly Avenue
Suite C
Edmond, Oklahoma 73013
(Name and address of agent for service)

Copy to:
Christopher Menconi
Morgan, Lewis and Bockius LLP
2020 K Street NW
Washington, DC 20006

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: April 30, 2015

Date of reporting period: January 31, 2015

Item 1. Schedule of Investments

ROBO-STOXTM
Global Robotics and Automation Index ETF
Schedule of Investments
January 31, 2015 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.6%

Canada — 1.9%
Industrials— 1.9%
ATS Automation Tooling Systems*	80,093	$913,944
MacDonald Dettwiler & Associates	13,068	959,918
Total Canada		1,873,862

China — 1.1%
Information Technology— 1.1%
Hollysys Automation Technologies*	42,698	1,075,563
Total China		1,075,563

Finland — 1.0%
Industrials— 1.0%
Cargotec, Cl B	32,894	1,054,886
Total Finland		1,054,886

France — 2.0%
Industrials— 1.0%
Schneider Electric	13,991	1,059,253
Information Technology— 1.0%
Dassault Systemes	16,878	1,047,437
Total France		2,106,690

Germany — 7.9%
Consumer Discretionary— 1.1%
Leoni	17,237	1,080,429
Industrials— 4.7%
Krones	19,724	1,874,199
KUKA	26,950	1,827,810
Siemens	9,044	950,429
		4,652,438
Information Technology— 2.1%
Isra Vision	17,101	1,053,353
Jenoptik	81,263	1,092,279
		2,145,632
Total Germany		7,878,499

Hong Kong — 1.0%
Industrials— 1.0%
Johnson Electric Holdings	273,887	999,833
Total Hong Kong		999,833

Israel — 4.7%
Health Care— 1.6%
Mazor Robotics*	138,703	716,544
ReWalk Robotics*	49,739	867,448
		1,583,992
Industrials— 1.1%
Elbit Systems	17,803	1,095,862

Description	Shares	Fair Value

Information Technology— 2.0%
Mobileye*	24,834	$978,211
Stratasys*	12,676	1,007,615
		1,985,826
Total Israel		4,665,680

Japan — 25.7%
Consumer Discretionary— 0.9%
Denso	21,598	965,776

Health Care— 2.1%
CYBERDYNE*	79,098	2,088,085

Industrials— 14.1%
Aida Engineering	114,196	1,139,723
Daihen	206,590	1,006,297
FANUC	11,498	1,947,502
Harmonic Drive Systems	73,096	1,173,968
Mitsubishi Electric	84,996	996,313
Nabtesco	77,698	2,027,969
Nachi-Fujikoshi	169,996	923,592
SMC	3,896	1,057,358
THK	42,298	1,040,971
Toshiba Machine	257,998	999,652
Yushin Precision Equipment	99,900	1,914,119
		14,227,464
Information Technology— 8.6%
Hitachi Kokusai Electric	71,700	984,860
Keyence	4,347	2,054,118
Omron	43,769	1,772,303
Topcon	47,798	958,972
Yaskawa Electric	146,353	1,895,622
Yokogawa Electric	90,998	963,991
		8,629,866
Total Japan		25,911,191

Netherlands — 1.0%
Health Care— 1.0%
QIAGEN*	43,929	1,007,292
Total Netherlands		1,007,292

Norway — 0.8%
Industrials— 0.8%
Kongsberg Gruppen	48,724	826,162
Total Norway		826,162

South Korea — 1.0%
Information Technology— 1.0%
SFA Engineering*	24,021	1,013,688
Total South Korea		1,013,688

Sweden — 2.2%
Health Care— 1.0%
Elekta, Cl B	98,102	1,052,846
Industrials— 1.2%
Arcam*	55,736	1,202,397
Total Sweden		2,255,243

Switzerland — 3.6%
Health Care— 0.9%
Tecan Group	9,162	925,480

ROBO-STOXTM
Global Robotics and Automation Index ETF
Schedule of Investments
January 31, 2015 (Unaudited)

Description	Shares	Fair Value

Industrials— 2.7%
ABB	91,952	$1,773,546
Kardex	21,904	1,048,443
		2,821,989
Total Switzerland		3,747,469

Taiwan — 6.6%
Industrials— 4.0%
Airtac International Group	120,000	1,047,170
Hiwin Technologies	236,981	1,970,236
Teco Electric and Machinery	1,050,000	986,244
		4,003,650
Information Technology— 2.6%
Adlink Technology	342,000	846,494
Advantech	107,000	808,098
Delta Electronics	169,000	1,037,698
		2,692,290
Total Taiwan		6,695,940

United Kingdom — 2.2%
Information Technology— 2.2%
E2V Technologies	387,693	1,096,357
Renishaw	32,632	1,139,800
Total United Kingdom		2,236,157

United States — 36.9%
Consumer Discretionary— 1.8%
iRobot*	57,464	1,812,989
Energy— 3.4%
FMC Technologies*	21,161	793,114
Forum Energy Technologies*	1,836	28,366
Helix Energy Solutions Group*	46,580	874,307
Oceaneering International	34,532	1,808,096
		3,503,883
Health Care— 5.0%
Accuray*	266,873	1,966,854
Intuitive Surgical*	3,982	1,969,019
Varian Medical Systems*	12,341	1,142,283
		5,078,156
Industrials— 11.9%
Aerovironment*	73,619	1,883,910
Cubic	884	46,224
Deere	12,014	1,023,473
ExOne*	65,317	937,299
John Bean Technologies	33,733	1,018,399
Lincoln Electric Holdings	29,983	2,036,146
Nordson	13,882	1,011,443
Northrop Grumman	7,360	1,155,152
Rockwell Automation	18,517	2,016,872
Teledyne Technologies*	11,003	1,045,725
		12,174,643
Information Technology— 14.8%
3D Systems*	63,402	1,843,730
Atmel*	131,314	1,093,846
Brooks Automation	81,926	1,057,665
Cognex*	52,058	1,913,132

Description	Shares/Face Amount	Fair Value

FARO Technologies*	35,073	$1,941,291
FLIR Systems	32,364	977,393
Immersion*	118,946	1,119,282
IPG Photonics*	13,697	1,022,344
Microchip Technology	23,965	1,080,821
National Instruments	34,551	1,039,294
Nuance Communications*	74,389	1,022,477
Trimble Navigation*	39,246	935,625
		15,046,900
Total United States		37,616,571

Total Common Stock
(Cost $107,620,297)		100,964,726

TIME DEPOSIT — 0.1%
BNP Paribas
0.030%, 02/02/2015	$30,960	30,960

Total Time Deposit
(Cost $30,960)		30,960

Total Investments - 99.7%
(Cost $107,651,257) †		$100,995,686

Percentages are based on Net Assets of $101,342,217.

*  Non-income producing security.
†   At January 31, 2015, the tax basis cost of the Fund's investments was $107,620,297, and the unrealized appreciation and depreciation were $4,309,275 and $(10,964,846), respectively.

Cl — Class

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$100,964,726	$—	$—	$100,964,726
Time Deposit	—	30,960	—	30,960
Total Investments
in Securities	$100,964,726	$30,960	$—	$100,995,686

For the period ended January 31, 2015, there have been no transfers between Level 1 or Level 2 assets and liabilities.

For the period ended January 31, 2015, there have been no transfers between Level 2 or Level 3 assets and liabilities.

For the period ended January 31, 2015, there were no Level 3 investments

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

ROB-QH-001-0300

Item 2. Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President

Date: March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President

Date: March 30, 2015

By (Signature and Title)	/s/ Richard Hogan
Richard Hogan, Treasurer

Date: March 30, 2015